Average Annual Total Returns - TCW Emerging Markets Local Currency Income Fund	Mar. 01, 2021
J.P. Morgan GBI-EM Global Diversified (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.69%	[1]
5 Years	6.72%	[1]
10 Years	1.49%	[1]
Class I
Average Annual Return:
1 Year	1.78%
5 Years	6.58%
10 Years	1.70%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	1.92%
5 Years	5.81%
10 Years	1.09%
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	1.19%
5 Years	4.81%
10 Years	1.08%
Class N
Average Annual Return:
1 Year	1.78%
5 Years	6.56%
10 Years	1.67%

[1]	The J.P. Morgan GBI-EM Global Diversified is a comprehensive emerging markets debt index, and consists of liquid, fixed-rate, local currency government bonds.